CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Share capital	Reserves	Deficit	Total
Balance opening at May. 31, 2018	$ 35,859,181	$ 6,424,470	$ (27,028,010)	$ 15,255,641
Balance opening (shares) at May. 31, 2018	18,859,546
Private placements and share issuances	$ 6,423,933	400,137		6,824,070
Private placements and share issuances (shares)	2,187,202
Share issue costs	$ (442,143)			(442,143)
Share issue costs, finder's warrants	(90,769)	90,769
Acquisition of royalty and other interests	$ 27,064,436	801,345		27,865,781
Acquisition of royalty and other interests (shares)	7,655,252
Conversion on loan payable	$ 7,199,123			$ 7,199,123
Conversion on loan payable (shares)	2,307,411			2,307,411
Exercise of stock options	$ 74,892	(26,892)		$ 48,000
Exercise of stock options (shares)	33,333
Exercise of share purchase and finder's warrants	$ 6,802,702	(1,577,802)		5,224,900
Exercise of share purchase and finder's warrants (shares)	2,042,003
Share-based payments - stock options		917,571		917,571
Share-based payments - restricted share units	$ 166,900			166,900
Share-based payments - restricted share units (shares)	53,500
Warrants issued for loans payable		103,959		103,959
Foreign currency translation adjustment		262,819		262,819
Dividend paid			(1,813,738)	(1,813,738)
Loss for the year			(2,443,489)	(2,443,489)
Balance ending at May. 31, 2019	$ 83,058,255	7,396,376	(31,285,237)	59,169,394
Balance ending (shares) at May. 31, 2019	33,138,247
Acquisition of royalty and other interests	$ 2,760,955			2,760,955
Acquisition of royalty and other interests (shares)	359,695
Exercise of stock options	$ 1,875,723	(908,002)		967,721
Exercise of stock options (shares)	565,603
Exercise of share purchase and finder's warrants	$ 4,125,566	(656,170)		3,469,396
Exercise of share purchase and finder's warrants (shares)	959,698
Share-based payments - stock options		1,392,902		1,392,902
Share-based payments - restricted share units	$ 378,394	269,453		647,847
Share-based payments - restricted share units (shares)	90,805
Allocation of conversion feature		2,782,318		2,782,318
Foreign currency translation adjustment		(372,299)		(372,299)
Dividend paid			(1,623,542)	(1,623,542)
Loss for the year			(6,519,086)	(6,519,086)
Balance ending at May. 31, 2020	$ 92,198,893	$ 9,904,578	$ (39,427,865)	$ 62,675,606
Balance ending (shares) at May. 31, 2020	35,114,048			35,114,048